Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
In Argentina Pesos [member]
Disclosure of detailed information about investment property [line items]
Accrued interest annual nominal rate	23.80%	31.50%